T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                             Maryland Tax-Free Funds
--------------------------------------------------------------------------------
                                  August 31, 2000
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
-----------------
MARYLAND TAX-FREE FUNDS
-----------------------
     * Interest rates fell during the six months ended August 31, and strong demand for limited supply improved municipal bond prices.
     * The Maryland Short-Term Tax- Free Bond Fund took advantage of market opportunities to post a superior return to its Lipper peer group average.
     *    Falling  interest  rates  helped the  Maryland  Tax-Free  Bond Fund to
          significantly   outperform   its  Lipper   average.
     * The economic environment favors a stable to improving market bar-ring unforeseen inflation.

UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS
-------------------
     Municipal bonds turned in a strong performance for the six months ended August 31, largely due to falling interest rates and favorable supply/demand factors in the market. Investors were also encouraged by the Federal Reserve's aggressive efforts to curb above-average economic growth and stem inflation. As a result, both the Maryland Tax-Free Bond Fund and the Maryland Short-Term Tax-Free Bond Fund posted strong total returns and outpaced their Lipper peer group averages.

MARKET ENVIRONMENT
------------------

                       MARYLAND BOND YIELDS
                       --------------------

                 Maryland          Maryland 3-Year
                Bond Index      General Obligation Bond
                ----------      -----------------------
8/31/1999          5.62                  4.18
                   5.76                  4.23
                   6.01                  4.3
11/30/1999         5.85                  4.25
                   6.06                  4.48
                   6.27                  4.68
2/29/2000          6.15                  4.7
                   5.9                   4.7
                   5.98                  4.85
5/31/2000          6.07                  4.88
                   5.89                  4.67
                   5.72                  4.48
8/31/2000          5.6                   4.34

     Fixed-income markets in 2000 have been largely influenced by the Federal Reserve's interest rate tightening program. Fed activity, which included federal funds rate increases of 75 basis points during the past six months, finally seemed to moderate economic growth and cool inflation concerns. (One hundred basis points equal one percent.) The Fed's expressed determination to slow economic growth and engineer a soft landing has injected volatility and a note of sobriety into equity markets, which has also heightened interest in more-stable fixed income investments.

     Long-term Treasury bonds have returned about 15% so far this year due to a scarcity premium: since the government announced a Treasury buyback program to reduce outstanding debt, investors have feared a dwindling supply of long-term Treasuries. The Treasury yield curve has been inverted since January, as Fed rate hikes have put upward pressure on short-term yields while long-term yields have come down.

     Municipal bond yields have also fallen. The Maryland bond index yield dropped 47 basis points in the last three months of the period, and short-term bond yields fell even more sharply. The trend was aided by a supply/demand imbalance. The supply of new issues in Maryland is down 16% through August versus the same period last year. Nationwide, supply has fallen by 20% as borrowing costs have climbed and the borrowing needs of state and local governments have declined. But demand, particularly from buyers of individual bonds, has been quite strong as municipal yields have been very attractive compared with taxable alternatives.

     Maryland's economy continues to experience steady growth. Job creation has caused unemployment to drop to its lowest level in over a decade and below the national average. The economy has benefited from a strong scientific and technological research sector, which includes federal agencies such as the National Institutes of Health and the research universities Johns Hopkins and University of Maryland. These institutions have facilitated the fast-paced growth of small high-tech firms that are making a significant contribution to the economy. Maryland's prospects for continued growth may be enhanced if the federal government uses its surplus to increase federal employment and funding for research.

     The solid economy has translated into stronger-than-projected revenue growth. In particular, income tax and sales and use tax revenues have exceeded expectations. These are two of the largest sources of tax revenue the state has. At the close of the fiscal year ended June 30, 2000, Maryland had a substantial surplus; consecutive years of stronger-than-projected revenue growth have allowed the state to build reserves even while implementing a 10% income tax cut. Through its excellent financial management, the state of Maryland continues to provide clear justification for its AAA rating.

MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------


PERFORMANCE COMPARISON
----------------------
Periods Ended 8/31/00           6 Months        12 Months
---------------------           --------        ---------
Maryland Short-Term
Tax-Free Bond Fund                2.94%           4.07%

Lipper Short Municipal
Debt Funds Average                2.70            3.84



     Interest rates fell consid-erably on short-term Maryland bonds during the six months ended August 31, and your fund was able to capitalize. Its 2.94% six-month return handily surpassed the Lipper peer group average, which measures short-term national municipal funds. Twelve-month results of 4.07% were also superior to the Lipper average. The fund's net asset value rose slightly from $5.04 to $5.09, but performance came largely from income, which remained unchanged from six months ago at $0.10 per share. At 3.83%, the fund's 12-month dividend yield at the end of the period was roughly equivalent to a 5.98% taxable yield for an investor in the 36% tax bracket.

     An important component of our strategy over the past six months was to keep duration around 2.2 years -- at the conservative end of the fund's typical range. (Duration is a measure of price sensitivity to changes in interest rates. A fund having a duration of two years should have a 2% appreciation or decline in price in response to a one-percentage-point fall or rise, respectively, in interest rates.) As the federal funds rate moved higher early in 2000, so did the return on cash equivalents. Higher rates on cash generally mean higher yields -- and price losses -- on short-term bonds. Our shorter duration posture was meant to protect us against this possibility.

     Another approach that has generally benefited fund performance has been to move the portfolio's duration within a range to take advantage of market opportunities. When the market has been weak (meaning that prices are low and yields are relatively high), we have extended duration modestly by purchasing longer, higher-yielding bonds. We would then hold on to these positions, allowing duration to shorten naturally as our holdings drew closer to their maturity dates. For example, we employed this strategy in June when evidence of a slowdown began to emerge, and enjoyed some added return as the market rallied in July and August.

     It has become more important for us to take advantage of such market opportunities because, at this point, there are very few good values to be found in Maryland's short-term municipal market. With issuance in Maryland down 16% through August, we must reinvest the proceeds of matured holdings in an increasingly costly secondary market. As a resu lt, the difference in yield between one-year and four-year Maryland bonds has collapsed to almost zero, because of the high demand for minimal supply. In fact, there are indications that the yield curve is inverted in the secondary market, meaning you can earn more on a one-year bond than on a four-year bond. This is an unusual condition that more typically occurs when investors believe the Federal Reserve is about to raise the overnight federal funds rate.

     The fund's sector breakdown changed little during the period. Holdings in prerefunded and lease revenue bonds declined the most, offset by increases in state general obligations and industrial development revenue bonds. The portfolio's average credit quality was unchanged at AA.

MARYLAND TAX-FREE BOND FUND
---------------------------


PERFORMANCE COMPARISON
----------------------
Periods Ended 8/31/00           6 Months        12 Months
---------------------           --------        ---------
Maryland Tax-Free Bond Fund       6.35%           6.13%

Lipper Maryland Municipal
Debt Funds Average                5.93            4.90



     Falling interest rates helped Maryland's tax-exempt market regain strength in the most recent half year along with the national munic-ipal market. Your fund took advantage, posting a 6.35% six-month return that exceeded its Lipper peer group average. This return reflected a favorable combination of strong income -- dividends per share remained at $0.27 per share -- and a sharply rising net asset value. We were especially pleased to outperform our Lipper benchmark after having also reported superior performance in the more challenging previous six-month period. The 12-month dividend yield finished the period at 5.36%; an approximate taxable equivalent yield for investors in the 36% tax bracket would be 8.38%.

     Duration management was an important part of the fund's recent success. (For an explanation of duration, see the Maryland Short-Term Tax-Free Bond Fund discussion.) After taking a conservative approach last year, we took on more interest rate exposure at the outset of 2000 by shifting the portfolio's average duration and maturity targets modestly longer. After a period of sustained weakness, we felt municipals offered considerable value as yields neared their highest levels in several years. We invested the portfolio's cash -- both new cash flow and the proceeds of maturing bonds -- in the longer end of the market. We wanted to lock in higher rates while also improving potential for principal appreciation if rates fell. As rates subsequently declined, this strategy enabled the share price to rise a notch ahead of our competitors and allowed the fund to maintain its dividend per share distributions.

     As the market continued to improve over the summer, we shifted the fund's target duration more in line with the market. At the period's end, duration stood at 7.5 years, somewhat shorter than six months ago. If rates continue to fall, we would expect with our current posture to keep up with but not exceed peer group averages.

     We have long sought a balance between higher-coupon, premium-priced bonds, which bolster income, and lower-coupon, discount bonds with better potential for price appreciation when rates fall. More recently, we have directed most new cash flow into higher-coupon bonds, seeking to rebuild emphasis on income over price appreciation. This approach should moderate swings of share price movement, particularly in a rising rate environment.

     As in the national market, new issue supply of Maryland municipal bonds has been light in 2000, limiting opportunities to dramatically reposition the portfolio. The fund's average credit quality remained high at AA, and allocation among sectors did not change significantly. As prerefunded bond holdings matured, we somewhat rebuilt our allocation to the hospital sector and expanded our holdings of educational revenue bonds. Specifically, we added to holdings of the University of Maryland and Johns Hopkins University and began a new position in the University of Maryland Medical System.

OUTLOOK
-------
     Currently, the market's opinion of the Fed's next move is a 180-degree shift from three months ago. At that time, many economists were calling for an increase in the fed funds rate to 7% by Labor Day, with more tightening in the fall. However, higher oil prices have not yet spoiled an otherwise positive inflation outlook, and the slowdown in consumption and other factors have moderated these dire predictions. At this point, some analysts are suggesting a possible reduction in rates. In our view, the interest rate picture for the next several months is balanced: further rate hikes are unlikely, but rates may not fall much from here. In addition, the economic backdrop, as well as the current mix of low supply and strong demand, favor stable to improving municipal bond prices barring a change in the outlook for inflation.

Respectfully submitted,

/s/

Charles B. Hill
Chairman of the Investment Advisory Committee
Maryland Short-Term Tax-Free Bond Fund

/s/

Hugh D. McGuirk
Chairman of the Investment Advisory Committee
Maryland Tax-Free Bond Fund

September 21, 2000

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
--------------
                                                         2/29/00      8/31/00
                                                         -------      -------
MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------
Price Per Share                                          $5.04         $5.09
Dividends Per Share
     For 6 months                                         0.10          0.10
     For 12 months                                        0.19          0.19
Dividend Yield *
     For 6 months                                         3.82%         3.81%
     For 12 months                                        3.80          3.83
30-Day Standardized Yield                                 4.17          3.99
Weighted Average Maturity (years)                         2.5           2.4
Weighted Average Effective Duration (years)               2.2           2.2
Weighted Average Quality **                                AA            AA
Maryland Tax-Free Bond Fund
Price Per Share                                          $9.87        $10.22
Dividends Per Share
     For 6 months                                         0.27          0.27
     For 12 months                                        0.53          0.54
Dividend Yield *
     For 6 months                                         5.49%         5.30%
     For 12 months                                        5.53          5.36
30-Day Standardized Yield                                 5.18          4.95
Weighted Average Maturity (years)                        16.2          17.2
Weighted Average Effective Duration (years)               8.0           7.5
Weighted Average Quality **                                AA            AA

 *    Dividends  earned  and  reinvested  for  the  periods   indicated  are
      annualized and divided by the fund's net asset value per share at the end of the period.
 **   Based on T. Rowe Price research.

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------
                                                         Percent of  Percent of
                                                         Net Assets  Net Assets
                                                           2/29/00     8/31/00
                                                           -------     -------
MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------
  General Obligation - Local                                 22%          22%
  Prerefunded Bonds                                          24           21
  Solid Waste Revenue                                        11           12
  Educational Revenue                                         9           10
  General Obligation - State                                  4            8
  Hospital Revenue                                            5            5
  Life Care/Nursing Home Revenue                              5            5
  Dedicated Tax Revenue                                       4            3
  Industrial and Pollution Control Revenue                    1            3
  Lease Revenue                                               7            3
  Water and Sewer Revenue                                     2            2
  Miscellaneous Revenue                                       2            2
  Ground Transportation Revenue                               2            2
  All Other                                                   1            1
  Other Assets Less Liabilities                               1            1

  Total                                                     100%         100%

MARYLAND TAX-FREE BOND FUND
---------------------------
  Housing Finance Revenue                                    16%          16%
  Hospital Revenue                                           12           15
  Educational Revenue                                         7           10
  Prerefunded Bonds                                          15           10
  General Obligation - Local                                 10            9
  General Obligation - State                                  7            7
  Water and Sewer Revenue                                     5            5
  Ground Transportation Revenue                               5            5
  Escrowed to Maturity                                        4            4
  Miscellaneous Revenue                                       4            4
  Solid Waste Revenue                                         4            4
  Dedicated Tax Revenue                                       2            3
  Lease Revenue                                               3            3
  Electric Revenue                                            2            2
  All Other                                                   3            3
  Other Assets Less Liabilities                               1            -

  Total                                                     100%         100%

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
PERFORMANCE COMPARISON
----------------------
     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

                     MARYLAND SHORT-TERM TAX-FREE BOND FUND
                     --------------------------------------

           Lehman Brothers 3-Year  Lipper Short Municipal   Maryland Short-Term
            State GO Bond Index      Debt Funds Average     Tax-Free Bond Fund
            -------------------      ------------------     ------------------
1/29/93             10000                  10000                   10000
8/93                10358                  10307                   10381
8/94                10625                  10532                   10613
8/95                11348                  11032                   11204
8/96                11790                  11446                   11596
8/97                12429                  11988                   12083
8/98                13147                  12576                   12681
8/99                13526                  12897                   12978
8/00                14156                  13401                   13507

                           MARYLAND TAX-FREE BOND FUND
                           ---------------------------

          Lehman Brothers     Lipper Maryland Municipal      Maryland
        Municipal Bond Index      Debt Funds Average     Tax-Free Bond Fund
        ---------------------     ------------------     ------------------
8/90             10000                  10000                10000
8/91             11179                  11125                11097
8/92             12427                  12266                12285
8/93             13944                  13703                13902
8/94             13963                  13635                13833
8/95             15201                  14723                14929
8/96             15997                  15458                15708
8/97             17476                  16773                17031
8/98             18988                  18137                18468
8/99             19083                  18055                18378
8/00             20375                  18966                19504

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
                                                               Since   Inception
Periods Ended 8/31/00        1 Year   5 Years   10 Years   Inception        Date
---------------------        ------   -------   --------   ---------        ----
Maryland Short-Term
Tax-Free Bond Fund            4.07%     3.81%         -       4.04%      1/29/93
Maryland Tax-Free Bond Fund   6.13      5.49       6.91%         -            -

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
----------------------------------------------------                  Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                        6 Months     Year
                           Ended    Ended
                         8/31/00  2/29/00  2/28/99  2/28/98  2/28/97  2/29/96
NET ASSET VALUE
Beginning of period     $   5.04  $  5.17  $  5.14  $  5.11  $  5.15  $  5.04
------------------------------------------------------------------------------
Investment activities
  Net investment
  income (loss)             0.10*    0.19*    0.19*    0.20*    0.20*    0.21*
  Net realized and
  unrealized gain (loss)    0.05    (0.13)    0.03     0.03    (0.04)    0.11
------------------------------------------------------------------------------
  Total from
  investment activities     0.15     0.06     0.22     0.23     0.16     0.32
------------------------------------------------------------------------------
Distributions
  Net investment income    (0.10)   (0.19)   (0.19)   (0.20)   (0.20)   (0.21)
------------------------------------------------------------------------------
NET ASSET VALUE
End of period           $   5.09  $  5.04  $  5.17  $  5.14  $  5.11  $  5.15

Ratios/Supplemental Data
Total return**             2.94%*   1.16%*   4.46%*   4.56%*   3.26%*   6.49%*
------------------------------------------------------------------------------
Ratio of total expenses to
average net assets         0.60%*+  0.60%*   0.62%*   0.65%*   0.65%*   0.65%*
------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                 3.80%*+  3.70%*   3.80%*   3.89%*   3.98%*   4.14%*
------------------------------------------------------------------------------
Portfolio turnover rate    23.6%+   41.4%    46.4%    60.4%    21.4%    39.3%
------------------------------------------------------------------------------
Net assets, end of period
(in thousands)          $ 115,495 $124,135 $122,552 $109,424 $102,252 $ 85,784
--------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 6/30/98, and a 0.60% voluntary expense limitation in effect from 7/1/98 through 2/28/01.
+    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Maryland Tax-Free Bond Fund
-----------------------------------------                             Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                        6 Months     Year
                           Ended    Ended
                         8/31/00  2/29/00  2/28/99  2/28/98  2/28/97  2/29/96
NET ASSET VALUE
Beginning of period     $   9.87  $ 10.73  $ 10.67  $ 10.35  $ 10.40  $  9.99
-------------------------------------------------------------------------------
Investment activities
  Net investment
  income (loss)             0.27     0.53     0.54     0.55     0.56     0.57
  Net realized and
  unrealized gain (loss)    0.35    (0.85)    0.06     0.32    (0.05)    0.41
-------------------------------------------------------------------------------
  Total from
  investment activities     0.62    (0.32)    0.60     0.87     0.51     0.98
-------------------------------------------------------------------------------
Distributions
  Net investment income    (0.27)   (0.53)   (0.54)   (0.55)   (0.56)   (0.57)
  Net realized gain             -   (0.01)       -        -        -        -
-------------------------------------------------------------------------------
  Total distributions      (0.27)   (0.54)   (0.54)   (0.55)   (0.56)   (0.57)
-------------------------------------------------------------------------------
NET ASSET VALUE
End of period           $  10.22  $  9.87  $ 10.73  $ 10.67  $ 10.35  $ 10.40

Ratios/Supplemental Data
Total return**             6.35%+  (2.98)%   5.80%    8.68%    5.12%    10.00%
-------------------------------------------------------------------------------
Ratio of total expenses
to average net assets      0.50%+   0.51%    0.51%    0.51%    0.54%    0.54%
-------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                 5.32%+   5.23%    5.10%    5.31%    5.47%    5.53%
-------------------------------------------------------------------------------
Portfolio turnover rate   30.3%+   29.2%    15.4%    19.2%    26.2%    23.9%
-------------------------------------------------------------------------------
Net assets,end of period
(in millions)           $  1,034  $   979  $ 1,063  $   926  $   820  $   799
--------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
----------------------------------------------------
Unaudited                                                        August 31, 2000

STATEMENT OF NET ASSETS
-----------------------                                       Par         Value
                                                                In thousands
MARYLAND  91.1%
Anne Arundel County, GO
    Consolidated Solid Waste
        5.75%, 2/1/04 *                                    $    350   $     364
-------------------------------------------------------------------------------
        6.00%, 2/1/01 *                                         350         352
-------------------------------------------------------------------------------
        6.00%, 2/1/02 *                                         350         358
-------------------------------------------------------------------------------
        6.00%, 2/1/03 *                                         325         336
-------------------------------------------------------------------------------
    Water and Sewer
        4.75%, 9/1/01                                         1,030       1,035
-------------------------------------------------------------------------------
        5.00%, 3/15/02 *                                      1,280       1,291
-------------------------------------------------------------------------------
        5.00%, 3/15/03 *                                      1,345       1,364
-------------------------------------------------------------------------------
Baltimore City, COP, 5.25%, 4/1/04 (MBIA Insured)             2,160       2,217
-------------------------------------------------------------------------------
Baltimore County
    Consolidated Public Improvement
        6.00%, 7/1/05 (Prerefunded 7/1/02+)                     500         524
-------------------------------------------------------------------------------
Baltimore County, GO
    Consolidated Public Improvement
        5.50%, 6/1/04                                         1,000       1,039
-------------------------------------------------------------------------------
    Refunding Pension, 5.50%, 8/1/04                          1,000       1,041
-------------------------------------------------------------------------------
Baltimore County Economic Dev.
    Maryvale Preparatory School Fac., 6.50%, 5/1/08           1,000         967
-------------------------------------------------------------------------------
Baltimore County Metropolitan Dist.
        6.10%, 7/1/06 (Prerefunded 7/1/02+)                   1,500       1,574
-------------------------------------------------------------------------------
Charles County Commissioners
    Fox Chase Apartments, 7.25%, 10/1/01                        130         130
-------------------------------------------------------------------------------
    New Forest Apartments, 7.25%, 11/1/01                       265         264
-------------------------------------------------------------------------------

Frederick County, Public Fac., GO, 5.00%, 7/1/02              2,275       2,302
-------------------------------------------------------------------------------
Howard County, GO, 6.00%, 8/15/03                               750         784
-------------------------------------------------------------------------------
Maryland, GO, State and Local Fac.
        4.85%, 10/15/02                                         500         506
-------------------------------------------------------------------------------
        5.00%, 10/15/02                                         930         943
-------------------------------------------------------------------------------
        5.00%, 7/15/04                                        5,000       5,113
-------------------------------------------------------------------------------
        5.20%, 3/15/04                                        2,500       2,568
-------------------------------------------------------------------------------
Maryland Economic Dev.
    Associated Jewish Charities
        5.25%, 7/15/02                                          305         304
-------------------------------------------------------------------------------
        5.25%, 7/15/03                                          320         318
-------------------------------------------------------------------------------
        5.50%, 7/15/04                                          340         340
-------------------------------------------------------------------------------
Maryland Economic Dev.
    Associated Jewish Charities
        5.50%, 7/15/05                                     $    360   $     359
-------------------------------------------------------------------------------
        5.50%, 7/15/06                                          380         377
-------------------------------------------------------------------------------
        5.50%, 7/15/07                                          400         396
-------------------------------------------------------------------------------
Maryland Energy Fin. Admin
    Wheelabrator Water Technologies
        5.75%, 12/1/04 *                                      2,570       2,639
-------------------------------------------------------------------------------
Maryland HHEFA
    Bradford Oaks Nursing and Rehabilitation Center
        5.375%, 1/1/01                                          200         200
-------------------------------------------------------------------------------
    Broadmead
        4.60%, 7/1/01                                           375         374
-------------------------------------------------------------------------------
        4.90%, 7/1/04                                           250         246
-------------------------------------------------------------------------------
    Charity Obligation Group, 4.60%, 11/1/26
        (Prerefunded 11/1/03+)                                1,035       1,042
-------------------------------------------------------------------------------

    Easton Memorial Hosp.
        5.00%, 7/1/01 (MBIA Insured)                            360         362
-------------------------------------------------------------------------------
        5.00%, 7/1/02 (MBIA Insured)                            370         374
-------------------------------------------------------------------------------
        5.00%, 7/1/03 (MBIA Insured)                            390         396
-------------------------------------------------------------------------------
        5.00%, 7/1/04 (MBIA Insured)                            410         418
-------------------------------------------------------------------------------
        5.00%, 7/1/05 (MBIA Insured)                            430         440
-------------------------------------------------------------------------------
    Greater Baltimore Medical Center
        6.75%, 7/1/19 (Prerefunded 7/1/01+)                   2,025       2,105
-------------------------------------------------------------------------------
    Johns Hopkins Univ.
        5.50%, 7/1/01                                         2,500       2,525
-------------------------------------------------------------------------------
        5.50%, 7/1/02                                         4,000       4,082
-------------------------------------------------------------------------------
    Kennedy Krieger Institute
        6.00%, 7/1/01                                           125         126
-------------------------------------------------------------------------------
        6.00%, 7/1/02                                           220         223
-------------------------------------------------------------------------------
        6.00%, 7/1/03                                           380         387
-------------------------------------------------------------------------------
        6.00%, 7/1/04                                           405         412
-------------------------------------------------------------------------------
        6.00%, 7/1/05                                           430         438
-------------------------------------------------------------------------------
    Stella Maris, 4.75%, 7/1/21                               4,625       4,613
-------------------------------------------------------------------------------
    Union Hosp. of Cecil County
        6.70%, 7/1/22 (Prerefunded 7/1/02+)                   1,000       1,059
-------------------------------------------------------------------------------
    Univ. of Maryland Medical Center
        6.00%, 7/1/03                                           200         204
-------------------------------------------------------------------------------
        6.00%, 7/1/05                                           200         203
-------------------------------------------------------------------------------
Maryland HHEFA
    Univ. of Maryland Medical System
        6.50%, 7/1/21 (FGIC Insured)
        (Prerefunded 7/1/01+)                              $  2,250   $   2,290
-------------------------------------------------------------------------------
    Washington County Hosp.
        6.375%, 7/1/22 (Prerefunded 7/1/02+)                  1,265       1,334
-------------------------------------------------------------------------------

Maryland Ind. Dev. Fin. Auth.
    American Center for Physics Headquarters Fac.
        5.80%, 1/1/01                                           400         401
-------------------------------------------------------------------------------
    Way Station, 4.90%, 1/2/03                                2,110       2,059
-------------------------------------------------------------------------------
Maryland Stadium Auth.
        VRDN, (Currently 4.30%) *                               700         700
-------------------------------------------------------------------------------
Maryland Transportation Auth. Fac., 5.40%, 7/1/02             2,000       2,035
-------------------------------------------------------------------------------
Montgomery County, GO
        6.30%, 4/1/02                                         1,250       1,287
-------------------------------------------------------------------------------
        6.30%, 4/1/04                                           950       1,010
-------------------------------------------------------------------------------
        9.75%, 6/1/01                                         1,700       1,767
-------------------------------------------------------------------------------
    Consolidated Public Improvement
        5.25%, 1/1/04                                         2,000       2,055
-------------------------------------------------------------------------------
        5.50%, 7/1/03                                         1,800       1,856
-------------------------------------------------------------------------------
        5.60%, 7/1/04                                         4,000       4,173
-------------------------------------------------------------------------------
        5.70%, 7/1/05                                           965       1,019
-------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Montgomery County Resources
        5.60%, 7/1/02 *                                       2,000       2,037
-------------------------------------------------------------------------------
        5.70%, 7/1/03 *                                       4,260       4,384
-------------------------------------------------------------------------------
        5.80%, 7/1/04 (MBIA Insured) *                        2,875       3,000
-------------------------------------------------------------------------------
        7.10%, 1/1/03 (MBIA Insured)                          1,000       1,057
-------------------------------------------------------------------------------
    Solid Waste, 5.90%, 7/1/05 *                              2,250       2,364
-------------------------------------------------------------------------------
    Southwest Resources
        5.80%, 7/1/04 *                                          60          62
-------------------------------------------------------------------------------
        7.05%, 1/1/02 (MBIA Insured)                          1,500       1,550
-------------------------------------------------------------------------------
Prince George's County
    Collington Episcopal, 5.40%, 4/1/02                         450         452
-------------------------------------------------------------------------------
    Dimensions Health
        7.00%, 7/1/22 (Prerefunded 7/1/02+)                   1,500       1,598
-------------------------------------------------------------------------------
        7.25%, 7/1/17 (Prerefunded 7/1/02+)                   5,500       5,882
-------------------------------------------------------------------------------

Prince George's County Housing Auth., Largo Oxford
        4.50%, 12/1/07 (Prerefunded 12/1/01+)              $  2,000   $   2,003
-------------------------------------------------------------------------------
Prince George's County IDA,PCR
        Int'l. Paper,5.10%,7/15/01                            1,500       1,494
-------------------------------------------------------------------------------
Univ. of Maryland
        5.50%, 4/1/10 (Prerefunded 4/1/03+)                   1,000       1,046
-------------------------------------------------------------------------------
        6.40%, 4/1/06 (Prerefunded 10/1/02+)                    500         530
-------------------------------------------------------------------------------
    Auxiliary Fac. and Tuition, 5.00%, 4/1/02                 3,145       3,177
-------------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
        6.50%, 11/1/13 (Prerefunded 11/1/01+)                 1,000       1,044
-------------------------------------------------------------------------------
        8.00%, 1/1/02                                         1,460       1,527
-------------------------------------------------------------------------------
Total Maryland (Cost  $105,252)                                         105,227
-------------------------------------------------------------------------------

PUERTO RICO  6.8%
Puerto Rico Ind. Medical and Environmental, PCR
        4.25%, 9/1/13                                         1,500       1,476
-------------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency, 5.50%, 8/1/02              3,825       3,910
-------------------------------------------------------------------------------
Puerto Rico Telephone Auth., 5.45%, 1/16/15 (MBIA Insured)
        (Prerefunded 1/1/03+)                                 2,400       2,475
-------------------------------------------------------------------------------
Total Puerto Rico (Cost  $7,869)                                          7,861
-------------------------------------------------------------------------------

TEXAS==0.2%====================================================================
Gulf Coast Waste Disposal Auth., PCR, Amoco Oil
        VRDN (Currently 4.45%) *                                200         200
-------------------------------------------------------------------------------
Total Texas (Cost  $200)                                                    200
-------------------------------------------------------------------------------

U.S. VIRGIN ISLANDS  1.0%
Virgin Island Water and Power Auth., 5.00%, 7/1/02            1,200       1,204

Total U. S. Virgin Islands (Cost  $1,210)                                 1,204

 99.1% of Net Assets (Cost  $114,531)                                 $ 114,492

 Other Assets Less Liabilities                                            1,003

 NET ASSETS                                                           $ 115,495

 Net Assets Consist of:
 Accumulated net investment income - net of distributions             $       2
 Accumulated net realized gain/loss - net of distributions                 (325)
 Net unrealized gain (loss)                                                 (39)
 Paid-in-capital applicable to 22,674,636 of no
   par value shares of beneficial
   interest outstanding; unlimited number of
   shares authorized                                                    115,857

 NET ASSETS                                                          $  115,495

 NET ASSET VALUE PER SHARE                                           $     5.09

     *  Interest subject to alternative minimum tax
     +  Used in determining portfolio maturity
 AMBAC  AMBAC Indemnity Corp.
   COP  Certificates of Participation
  FGIC  Financial Guaranty Insurance Company
    GO  General Obligation
 HHEFA  Health & Higher Educational Facility Authority
  MBIA  Municipal Bond Investors Assurance Corp.
   PCR  Pollution Control Revenue
  VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Maryland Tax-Free Bond Fund
-----------------------------------------
Unaudited                                                       August 31, 2000

STATEMENT OF NET ASSETS
-----------------------                                        Par       Value
                                                                 In thousands
MARYLAND  95.6%
Anne Arundel County
    National Business Park, 7.375%, 7/1/28             $    3,500   $    3,564
-------------------------------------------------------------------------------
    Special Tax Dist.,Farmington Village, 6.25%, 6/1/25     4,222        3,893
-------------------------------------------------------------------------------
Anne Arundel County, GO
    Consolidated General Improvement
        4.50%, 8/1/24                                       3,250        2,782
-------------------------------------------------------------------------------
        6.30%, 8/1/16 (Prerefunded 8/1/05+)                   775          845
-------------------------------------------------------------------------------
        6.30%, 8/1/19 (Prerefunded 8/1/05+)                   725          790
-------------------------------------------------------------------------------
        6.30%, 8/1/20 (Prerefunded 8/1/05+)                   705          768
-------------------------------------------------------------------------------
        6.30%, 8/1/21 (Prerefunded 8/1/05+)                   790          861
-------------------------------------------------------------------------------
    Consolidated Water and Sewer
        4.50%, 8/1/24                                       3,410        2,919
-------------------------------------------------------------------------------
        6.30%, 8/1/22 (Prerefunded 8/1/05+)                   450          490
-------------------------------------------------------------------------------
        6.30%, 8/1/24 (Prerefunded 8/1/05+)                   720          785
-------------------------------------------------------------------------------
    TECP, 4.10%, 9/6/00 *                                     750          750
-------------------------------------------------------------------------------
Baltimore City
    Board of Ed. Admin., COP
        5.00%, 4/1/14 (MBIA Insured)                        3,635        3,585
-------------------------------------------------------------------------------
        5.00%, 4/1/16 (MBIA Insured)                        4,000        3,874
-------------------------------------------------------------------------------
    Convention Center
        6.00%, 9/1/17 (FGIC Insured)
        (Prerefunded 9/1/04+)                               5,180        5,483
-------------------------------------------------------------------------------

    Parking Fac.
        5.25%, 7/1/21 (FGIC Insured)                        2,000        1,975
-------------------------------------------------------------------------------
        6.00%, 7/1/14 (FGIC Insured)                        5,155        5,622
-------------------------------------------------------------------------------
        6.00%, 7/1/15 (FGIC Insured)                        5,460        5,937
-------------------------------------------------------------------------------
        6.00%, 7/1/16 (FGIC Insured)                        5,785        6,279
-------------------------------------------------------------------------------
        6.00%, 7/1/17 (FGIC Insured)                        6,135        6,652
-------------------------------------------------------------------------------
        6.00%, 7/1/18 (FGIC Insured)                        6,505        7,041
-------------------------------------------------------------------------------
    Tindeco Wharf Apartments
        6.60%, 12/20/24 (GNMA Guaranteed)                   1,000        1,030
-------------------------------------------------------------------------------
    Wastewater
        5.60%, 7/1/13 (MBIA Insured)                       19,300       20,349
-------------------------------------------------------------------------------
        5.625%, 7/1/30 (FSA Insured)                        5,000        5,020
-------------------------------------------------------------------------------
        5.65%, 7/1/20 (MBIA Insured)                        2,000        2,065
-------------------------------------------------------------------------------
Baltimore City
    Water
        5.80%, 7/1/15 (FGIC Insured)                   $    3,350   $    3,486
-------------------------------------------------------------------------------
        6.00%, 7/1/15 (FGIC Insured)                        6,250        6,796
-------------------------------------------------------------------------------
        6.00%, 7/1/16 (FSA Insured)                         1,230        1,311
-------------------------------------------------------------------------------
        6.00%, 7/1/19 (FSA Insured)                           750          793
-------------------------------------------------------------------------------
        6.00%, 7/1/20 (FSA Insured)                           990        1,045
-------------------------------------------------------------------------------
        6.00%, 7/1/21 (FSA Insured)                         1,650        1,737
-------------------------------------------------------------------------------
Baltimore City, GO
        Zero Coupon, 10/15/08 (FGIC Insured)
        (Prerefunded 10/15/05+)                             2,015        1,331
-------------------------------------------------------------------------------
        Zero Coupon, 10/15/09 (FGIC Insured)
        (Prerefunded 10/15/05+)                             2,430        1,511
-------------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)
        (Prerefunded 10/15/05+)                             3,975        2,181
-------------------------------------------------------------------------------

    Consolidated Public Improvement
        Zero Coupon, 10/15/06 (FGIC Insured)                3,100        2,284
-------------------------------------------------------------------------------
        Zero Coupon, 10/15/08 (FGIC Insured)                1,785        1,171
-------------------------------------------------------------------------------
        Zero Coupon, 10/15/09 (FGIC Insured)                2,170        1,327
-------------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)                4,765        2,607
-------------------------------------------------------------------------------
        5.50%, 10/15/16 (FGIC Insured)                        775          800
-------------------------------------------------------------------------------
        7.00%, 10/15/07 (MBIA Insured)                        500          571
-------------------------------------------------------------------------------
        7.00%, 10/15/08 (MBIA Insured)                      5,190        5,999
-------------------------------------------------------------------------------
        7.50%, 10/15/09 (FGIC Insured)                      2,635        3,172
-------------------------------------------------------------------------------
Baltimore City, Port Fac., E.I. DuPont - Conoco,
        6.50%, 10/1/11                                     10,900       11,494
-------------------------------------------------------------------------------
Baltimore County
    North Brooke Apartments
        6.35%, 1/20/21 (GNMA Guaranteed)                    3,000        3,075
-------------------------------------------------------------------------------
    Pickersgill Retirement Community
        7.70%, 1/1/21 (Prerefunded 1/1/02+)                 3,550        3,763
-------------------------------------------------------------------------------
    Sheppard and Enoch Pratt Hosp.
        VRDN (Currently 4.25%)                              1,300        1,300
-------------------------------------------------------------------------------
    Stella Maris, 7.50%, 3/1/21 (Prerefunded 3/1/01+)       2,760        2,856
-------------------------------------------------------------------------------
Baltimore County, GO
    Pension Funding
        5.125%, 8/1/14                                      4,300        4,325
-------------------------------------------------------------------------------
        5.125%, 8/1/15                                      4,195        4,196
-------------------------------------------------------------------------------
Baltimore County Economic Dev.
    Maryvale Preparatory School Fac., 6.50%, 5/1/11           600          569
-------------------------------------------------------------------------------
Calvert County Economic Dev.,
        Asbury Solomons Island Fac.
        5.00%, 1/1/27 (MBIA Insured)                   $    1,250   $    1,159
-------------------------------------------------------------------------------
Calvert County, PCR, Baltimore Gas and Electric,
        5.55%, 7/15/14                                      5,650        5,743
-------------------------------------------------------------------------------
Carroll County
    Copper Ridge, 7.75%, 1/1/18 (Prerefunded 1/1/03+)       3,000        3,261
-------------------------------------------------------------------------------
    Fairhaven, 7.75%, 1/1/11 (Prerefunded 1/1/01+)          1,000        1,030
-------------------------------------------------------------------------------

Carroll County, GO
    Consolidated Public Improvement
    County Commissoners
        5.50%, 12/1/16                                      1,130        1,158
-------------------------------------------------------------------------------
        5.50%, 12/1/18                                      1,230        1,248
-------------------------------------------------------------------------------
        5.50%, 12/1/19                                      1,130        1,143
-------------------------------------------------------------------------------
        5.625%, 10/1/20                                     1,900        1,933
-------------------------------------------------------------------------------
        7.30%, 10/1/20 (Prerefunded 10/1/00+)               2,000        2,045
-------------------------------------------------------------------------------
Charles County
    Holly Station, 6.45%, 5/1/26 (FHA Guaranteed)           1,780        1,821
-------------------------------------------------------------------------------
    New Forest Apartments
        6.10%, 11/1/28 (FHA Guaranteed)                     5,000        5,048
-------------------------------------------------------------------------------
Damascus Gardens Dev., Multi Family
        7.375%, 8/15/17 (FHA Guaranteed)
        (Escrowed to Maturity)                              3,635        4,267
-------------------------------------------------------------------------------
Frederick City, GO, General Improvement
        6.125%, 12/1/09 (FGIC Insured)                      1,840        1,930
-------------------------------------------------------------------------------
Frederick County
    Buckinghams Choice, 5.90%, 1/1/17                       1,855        1,649
-------------------------------------------------------------------------------
Frederick County, Public Fac., GO
        5.25%, 7/1/15                                         925          932
-------------------------------------------------------------------------------
        5.75%, 7/1/19                                       6,430        6,665
-------------------------------------------------------------------------------
Gaithersburg Hosp. Fac.
    Asbury Methodist Home, 5.50%, 1/1/20                    2,150        1,968
-------------------------------------------------------------------------------
    Shady Grove Adventist Hosp.
        6.50%, 9/1/12 (FSA Insured)                         5,000        5,685
-------------------------------------------------------------------------------
Howard County, Golf Course Fac., 6.00%, 2/15/21             3,110        3,193
-------------------------------------------------------------------------------
Howard County, GO, COP, 8.15%, 2/15/20                        465          607
-------------------------------------------------------------------------------

Laurel, GO
        6.90%, 7/1/07 (MBIA Insured)
        (Prerefunded 7/1/01+)                               1,000        1,041
-------------------------------------------------------------------------------
        7.00%, 7/1/09 (MBIA Insured)
        (Prerefunded 7/1/01+)                                 550          573
-------------------------------------------------------------------------------
Maryland, GO
        7.00%, 10/15/03 (Prerefunded 10/15/00+)        $    2,000   $    2,026
-------------------------------------------------------------------------------
        7.10%, 10/15/04 (Prerefunded 10/15/00+)             3,000        3,055
-------------------------------------------------------------------------------
    State and Local Fac.
        5.00%, 8/1/12                                       4,650        4,692
-------------------------------------------------------------------------------
        5.25%, 7/15/13                                     18,900       19,304
-------------------------------------------------------------------------------
        5.25%, 7/15/14                                     10,045       10,199
-------------------------------------------------------------------------------
        5.70%, 3/15/10                                      5,000        5,292
-------------------------------------------------------------------------------
        5.75%, 8/1/15                                      20,590       21,823
-------------------------------------------------------------------------------
Maryland CDA
        5.95%, 9/1/29 *                                    20,475       20,532
-------------------------------------------------------------------------------
        6.20%, 7/1/23 *                                     3,885        3,942
-------------------------------------------------------------------------------
    Residential
        5.15%, 3/1/18 *                                     4,250        3,970
-------------------------------------------------------------------------------
        5.85%, 9/1/21 *                                     5,000        4,992
-------------------------------------------------------------------------------
        6.125%, 9/1/20 *                                    5,160        5,285
-------------------------------------------------------------------------------

    Single Family
        5.40%, 4/1/11                                       1,000        1,019
-------------------------------------------------------------------------------
        5.85%, 7/1/27 *                                     7,000        6,842
-------------------------------------------------------------------------------
        5.875%, 7/1/16                                      3,650        3,733
-------------------------------------------------------------------------------
        5.875%, 9/1/25 *                                    3,500        3,506
-------------------------------------------------------------------------------
        5.95%, 4/1/16                                         900          922
-------------------------------------------------------------------------------
        6.00%, 4/1/17                                       2,500        2,521
-------------------------------------------------------------------------------
        6.45%, 4/1/14                                       1,000        1,024
-------------------------------------------------------------------------------
        6.75%, 4/1/10 *                                     5,000        5,138
-------------------------------------------------------------------------------
        6.75%, 4/1/26 *                                     9,135        9,330
-------------------------------------------------------------------------------
        6.80%, 4/1/22 *                                     2,845        2,926
-------------------------------------------------------------------------------
        6.80%, 4/1/24 *                                     2,660        2,735
-------------------------------------------------------------------------------
        6.85%, 4/1/11                                       4,895        5,006
-------------------------------------------------------------------------------
        7.00%, 4/1/14                                       2,720        2,799
-------------------------------------------------------------------------------
        7.05%, 4/1/17                                       4,750        4,888
-------------------------------------------------------------------------------
        7.25%, 4/1/11                                       2,000        2,044
-------------------------------------------------------------------------------
        7.25%, 4/1/19                                       9,000        9,196
-------------------------------------------------------------------------------
        7.25%, 4/1/27                                       9,250        9,451
-------------------------------------------------------------------------------
        7.375%, 4/1/10                                        480          488
-------------------------------------------------------------------------------
Maryland Economic Dev., Associated Jewish Charities
        5.67%, 7/15/29                                     16,645       15,327
-------------------------------------------------------------------------------
Maryland Energy Fin. Admin.
    Wheelabrator Technologies
        6.30%, 12/1/10 *                               $    6,145   $    6,463
-------------------------------------------------------------------------------
        6.45%, 12/1/16 *                                    2,600        2,663
-------------------------------------------------------------------------------

Maryland HHEFA
    Anne Arundel Medical Center
        5.125%, 7/1/33 (FSA Insured)                        7,000        6,532
-------------------------------------------------------------------------------
    Bradford Oaks Nursing and Rehabilitation Center
        6.375%, 1/1/19                                      1,500        1,316
-------------------------------------------------------------------------------
        6.375%, 1/1/27                                      2,000        1,687
-------------------------------------------------------------------------------
    Calvert Memorial Hosp., 5.00%, 7/1/28                   1,550        1,338
-------------------------------------------------------------------------------
    Catholic Health Initiatives, 6.00%, 12/1/20             3,400        3,484
-------------------------------------------------------------------------------
    Chesapeake Hosp., 5.375%, 1/1/28 (FSA Insured)          5,250        5,121
-------------------------------------------------------------------------------
    Doctor's Community Hosp., 5.50%, 7/1/24                 3,050        2,428
-------------------------------------------------------------------------------
    Francis Scott Key Medical Center
        5.00%, 7/1/18 (FGIC Insured)                        4,880        4,642
-------------------------------------------------------------------------------
        5.00%, 7/1/23 (FGIC Insured)                        3,000        2,799
-------------------------------------------------------------------------------
    Frederick Memorial Hosp.
        5.00%, 7/1/23 (FGIC Insured)                        5,500        5,131
-------------------------------------------------------------------------------
        5.00%, 7/1/28 (FGIC Insured)                        3,750        3,452
-------------------------------------------------------------------------------
    Good Samaritan Hosp.
        5.60%, 7/1/06 (Escrowed to Maturity)                1,545        1,631
-------------------------------------------------------------------------------
        5.60%, 7/1/07 (Escrowed to Maturity)                1,875        1,987
-------------------------------------------------------------------------------
        5.75%, 7/1/13 (Escrowed to Maturity)                2,480        2,640
-------------------------------------------------------------------------------
        5.75%, 7/1/13 (AMBAC Insured)
        (Escrowed to Maturity)                              1,520        1,618
-------------------------------------------------------------------------------
    Helix Health
        5.00%, 7/1/27 (AMBAC Insured)
        (Escrowed to Maturity)                              9,000        8,396
-------------------------------------------------------------------------------
        5.125%, 7/1/10 (AMBAC Insured)
        (Escrowed to Maturity)                              2,485        2,563
-------------------------------------------------------------------------------
        5.25%, 8/15/38 (AMBAC Insured)                     15,000       13,869
-------------------------------------------------------------------------------
    Howard County General Hosp.
        5.50%, 7/1/21 (Escrowed to Maturity)                5,000        5,062
-------------------------------------------------------------------------------
    Johns Hopkins Hosp.
        Zero Coupon, 7/1/19                                 9,460        3,294
-------------------------------------------------------------------------------
        4.50%, 5/15/35                                      2,000        1,627
-------------------------------------------------------------------------------
        5.50%, 5/15/38                                     10,590       10,375
-------------------------------------------------------------------------------
        TECP, 4.10%, 9/5/00                                 1,400        1,400
-------------------------------------------------------------------------------

Maryland HHEFA
    Johns Hopkins Medical Institute Parking Fac.
        5.375%, 7/1/20 (AMBAC Insured)                 $    5,550   $    5,480
-------------------------------------------------------------------------------
        5.50%, 7/1/26 (AMBAC Insured)                       3,220        3,189
-------------------------------------------------------------------------------
    Johns Hopkins Univ.
        5.125%, 7/1/20                                     11,660       11,286
-------------------------------------------------------------------------------
        5.25%, 7/1/15                                       3,500        3,524
-------------------------------------------------------------------------------
        5.25%, 7/1/16                                       9,540        9,561
-------------------------------------------------------------------------------
        5.25%, 7/1/17                                       3,100        3,089
-------------------------------------------------------------------------------
        6.00%, 7/1/39                                      18,645       19,740
-------------------------------------------------------------------------------
    Kennedy Kreiger Institute
        6.75%, 7/1/22 (Prerefunded 7/1/01+)                 2,850        2,906
-------------------------------------------------------------------------------
        7.40%, 7/1/11 (Prerefunded 7/1/01+)                   370          386
-------------------------------------------------------------------------------
    Loyola College
        5.00%, 10/1/39                                      8,500        7,632
-------------------------------------------------------------------------------
        5.375%, 10/1/26 (MBIA Insured)                      5,820        5,665
-------------------------------------------------------------------------------
    Maryland General Hosp.
        6.20%, 7/1/24 (MBIA Insured)                        4,000        4,168
-------------------------------------------------------------------------------
    Mercy Medical Center, 6.50%, 7/1/13 (FSA Insured)       2,155        2,432
-------------------------------------------------------------------------------
    Peninsula Regional Medical Center
        5.00%, 7/1/23 (MBIA Insured)                       10,000        9,329
-------------------------------------------------------------------------------
    Pooled Loan Program, VRDN (Currently 4.20%)             3,600        3,600
-------------------------------------------------------------------------------
    Union Hosp. of Cecil County
        6.625%, 7/1/12 (Prerefunded 7/1/02+)                1,545        1,634
-------------------------------------------------------------------------------
    Union Memorial Hosp.
        6.60%, 7/1/06 (MBIA Insured)
        (Prerefunded 7/1/01+)                                 500          519
-------------------------------------------------------------------------------
        6.75%, 7/1/11 (MBIA Insured)
        (Prerefunded 7/1/01+)                               3,000        3,118
-------------------------------------------------------------------------------
        6.75%, 7/1/21 (MBIA Insured)
        (Prerefunded 7/1/01+)                               7,895        8,205
-------------------------------------------------------------------------------

    Univ. of Maryland Medical System
        5.00%, 7/1/20 (FGIC Insured)                        5,960        5,630
-------------------------------------------------------------------------------
        6.625%, 7/1/20                                      5,065        5,168
-------------------------------------------------------------------------------
        6.75%, 7/1/30                                      15,285       15,625
-------------------------------------------------------------------------------
        7.00%, 7/1/11 (FGIC Insured)
        (Prerefunded 7/1/01+)                               4,550        4,738
-------------------------------------------------------------------------------
        7.00%, 7/1/17 (FGIC Insured)
        (Prerefunded 7/1/01+)                               7,770        8,091
-------------------------------------------------------------------------------
        7.00%, 7/1/22 (FGIC Insured)                        2,020        2,414
-------------------------------------------------------------------------------
Maryland HHEFA
    Upper Chesapeake Hosp.
        5.125%, 1/1/38 (FSA Insured)                   $    9,415   $    8,717
-------------------------------------------------------------------------------
Maryland Ind. Dev. Fin. Auth.
    American Center for Physics Headquarters Fac.
        6.25%, 1/1/07                                       5,770        5,812
-------------------------------------------------------------------------------
        6.375%, 1/1/12                                      5,900        5,977
-------------------------------------------------------------------------------
        6.625%, 1/1/17                                      4,250        4,293
-------------------------------------------------------------------------------
    Bon Secours Health
        5.929%, 8/26/22 (FSA Insured)                      15,000       15,798
-------------------------------------------------------------------------------
    Holy Cross Health, 5.60%, 12/1/09                       2,780        2,936
-------------------------------------------------------------------------------
    McDonogh School Fac., VRDN (Currently 4.25%)           10,795       10,795
-------------------------------------------------------------------------------
Maryland Local Gov't. Income Trust, GO, COP
        6.80%, 8/1/01                                         835          851
-------------------------------------------------------------------------------
        7.125%, 8/1/09                                      3,000        3,091
-------------------------------------------------------------------------------
Maryland National Capital Park Planning Commission
    Little Bennett Golf Fac.
        8.25%, 10/1/11 (Prerefunded 10/1/02+)               1,980        2,165
-------------------------------------------------------------------------------
Maryland Stadium Auth.
        VRDN (Currently 4.30%) *                           15,700       15,700
-------------------------------------------------------------------------------
    Baltimore Convention Center Expansion
        5.875%, 12/15/11 (AMBAC Insured)                    2,025        2,138
-------------------------------------------------------------------------------

Maryland Transportation Auth.
        Zero Coupon, 7/1/07 (FGIC Insured)                  8,500        6,147
-------------------------------------------------------------------------------
        Zero Coupon, 7/1/08 (FGIC Insured)                  2,000        1,374
-------------------------------------------------------------------------------
        Zero Coupon, 7/1/09 (FGIC Insured)                 10,410        6,788
-------------------------------------------------------------------------------
        6.80%, 7/1/16 (Escrowed to Maturity)               15,535       17,918
-------------------------------------------------------------------------------
    Baltimore-Washington Int'l. Airport
        6.25%, 7/1/14 (FGIC Insured) *                      3,305        3,479
-------------------------------------------------------------------------------
Maryland Water Quality Fin. Admin.
        6.70%, 9/1/13 (Prerefunded 9/1/01+)                 1,280        1,335
-------------------------------------------------------------------------------
        7.10%, 9/1/13 (Prerefunded 9/1/01+)                   985        1,031
-------------------------------------------------------------------------------
        7.25%, 9/1/11 (Prerefunded 9/1/00+)                 1,700        1,734
-------------------------------------------------------------------------------
        7.25%, 9/1/12 (Prerefunded 9/1/00+)                 2,000        2,040
-------------------------------------------------------------------------------
    Revolving Loan Fund
        Zero Coupon, 9/1/02                                 1,185        1,081
-------------------------------------------------------------------------------
        Zero Coupon, 9/1/07                                 1,125          803
-------------------------------------------------------------------------------
        6.00%, 9/1/15                                       1,600        1,650
-------------------------------------------------------------------------------
Montgomery County
    Golf Course, 6.125%, 10/1/22                       $    2,260   $    2,171
-------------------------------------------------------------------------------
Montgomery County, GO
    Consolidated Public Improvement
        5.375%, 5/1/09                                      2,850        3,006
-------------------------------------------------------------------------------
        5.375%, 5/1/10                                      2,700        2,836
-------------------------------------------------------------------------------
        5.375%, 5/1/16                                      4,000        4,051
-------------------------------------------------------------------------------
        6.00%, 1/1/20                                       6,500        6,941
-------------------------------------------------------------------------------
        6.125%, 10/1/13 (Prerefunded 10/1/04+)              2,500        2,702
-------------------------------------------------------------------------------
        6.125%, 10/1/14 (Prerefunded 10/1/04+)              3,150        3,405
-------------------------------------------------------------------------------
        7.10%, 10/1/09 (Prerefunded 10/1/00+)               1,000        1,022
-------------------------------------------------------------------------------
        7.10%, 10/1/10 (Prerefunded 10/1/00+)               1,840        1,881
-------------------------------------------------------------------------------

Montgomery County Housing Opportunities Commission
    Multi-Family
        6.10%, 7/1/30                                       4,620        4,681
-------------------------------------------------------------------------------
        6.25%, 7/1/25                                       5,500        5,585
-------------------------------------------------------------------------------
        7.50%, 7/1/24                                       3,000        3,099
-------------------------------------------------------------------------------
    Single Family
        Zero Coupon, 7/1/27                                 5,285        1,045
-------------------------------------------------------------------------------
        Zero Coupon, 7/1/28                                12,985        2,458
-------------------------------------------------------------------------------
        Zero Coupon, 7/1/31                                10,610        1,497
-------------------------------------------------------------------------------
        5.75%, 7/1/13                                       1,750        1,810
-------------------------------------------------------------------------------
        5.90%, 7/1/17                                       1,585        1,592
-------------------------------------------------------------------------------
        6.00%, 7/1/17                                       4,110        4,140
-------------------------------------------------------------------------------
        6.50%, 7/1/11                                       2,550        2,608
-------------------------------------------------------------------------------
        6.65%, 7/1/16                                       2,185        2,296
-------------------------------------------------------------------------------
        6.80%, 7/1/17                                       2,445        2,490
-------------------------------------------------------------------------------
Montgomery County Housing Opportunities Commission, GO
        6.90%, 7/1/19                                       2,000        2,022
-------------------------------------------------------------------------------
Montgomery County, PCR,Potomac Electric, 5.375%,2/15/24     4,110        3,954
-------------------------------------------------------------------------------
Morgan State Univ., Academic Fees and Auxiliary Fac.
        6.05%, 7/1/15 (MBIA Insured)                        1,100        1,201
-------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Baltimore Resco Retrofit, 5.00%, 1/1/12 *               5,750        4,998
-------------------------------------------------------------------------------
    Montgomery County Resources
        6.00%, 7/1/08 *                                    10,000       10,654
-------------------------------------------------------------------------------
        6.20%, 7/1/10 *                                     7,750        8,106
-------------------------------------------------------------------------------
        6.30%, 7/1/16 (MBIA Insured) *                     13,985       14,540
-------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Southwest Resource Recovery Fac., 6.30%, 7/1/16 *  $    5,795   $    5,967
-------------------------------------------------------------------------------

Prince George's County
    Dimensions Health
        5.375%, 7/1/14                                      2,685        1,732
-------------------------------------------------------------------------------
        7.00%, 7/1/01                                         675          659
-------------------------------------------------------------------------------
        7.00%, 7/1/22 (Prerefunded 7/1/02+)                 2,660        2,834
-------------------------------------------------------------------------------
        7.20%, 7/1/06                                         420          435
-------------------------------------------------------------------------------
        7.20%, 7/1/06 (Prerefunded 7/1/02+)                 1,985        2,055
-------------------------------------------------------------------------------
Prince George's County Housing Auth.
    Amortized Collateral
        6.15%, 8/1/19 *                                       750          766
-------------------------------------------------------------------------------
        6.20%, 2/1/32 *                                     1,000        1,024
-------------------------------------------------------------------------------
    New Keystone, 6.80%, 7/1/25 (MBIA Insured)              2,600        2,678
-------------------------------------------------------------------------------
    Riverview Terrace Apartments
        6.70%, 6/20/20 (GNMA Guaranteed)                    1,500        1,568
-------------------------------------------------------------------------------
    Stevenson Apartments
        6.35%, 7/20/20 (GNMA Guaranteed)                    2,200        2,244
-------------------------------------------------------------------------------
Prince George's County IDA,
        Upper Marlboro Justice Center
        5.25%, 6/30/19 (MBIA Insured)                       1,500        1,463
-------------------------------------------------------------------------------
Prince George's County, PCR
    Potomac Electric
        5.75%, 3/15/10                                      6,250        6,670
-------------------------------------------------------------------------------
        6.375%, 1/15/23                                     7,175        7,451
-------------------------------------------------------------------------------
Queen Annes County, GO
    School and Public Fac.
        5.25%, 1/15/15 (FGIC Insured)                       2,040        2,066
-------------------------------------------------------------------------------
        5.25%, 1/15/16 (FGIC Insured)                       1,375        1,384
-------------------------------------------------------------------------------
        5.25%, 1/15/20 (FGIC Insured)                       3,565        3,531
-------------------------------------------------------------------------------

St. Mary's County, GO
    Consolidated Public Improvement
        5.50%, 10/1/13                                      1,680        1,755
-------------------------------------------------------------------------------
        6.00%, 10/1/15                                      1,875        2,017
-------------------------------------------------------------------------------
        6.00%, 10/1/16                                      1,980        2,121
-------------------------------------------------------------------------------
        6.00%, 10/1/17                                      1,095        1,168
-------------------------------------------------------------------------------
        6.00%, 10/1/18                                      2,115        2,251
-------------------------------------------------------------------------------
        6.00%, 10/1/19                                      2,345        2,492
-------------------------------------------------------------------------------
Univ. of Maryland
        5.25%, 10/1/12                                 $    3,005   $    3,087
-------------------------------------------------------------------------------
        5.25%, 10/1/13                                      4,770        4,860
-------------------------------------------------------------------------------
        5.375%, 10/1/16                                     3,960        4,005
-------------------------------------------------------------------------------
        5.75%, 10/1/20                                      6,555        6,759
-------------------------------------------------------------------------------
    Auxiliary Fac. and Tuition
        5.60%, 4/1/11                                       3,155        3,300
-------------------------------------------------------------------------------
        5.75%, 4/1/17                                       4,400        4,541
-------------------------------------------------------------------------------
        6.375%, 4/1/09 (Prerefunded 10/1/02+)               2,100        2,224
-------------------------------------------------------------------------------
        6.50%, 4/1/12 (Prerefunded 10/1/02+)                  440          467
-------------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
        6.20%, 6/1/11                                       2,400        2,502
-------------------------------------------------------------------------------
        6.20%, 6/1/12                                       1,500        1,568
-------------------------------------------------------------------------------
        6.40%, 1/1/15                                       2,270        2,366
-------------------------------------------------------------------------------
        6.625%, 6/1/18 (Prerefunded 6/1/04+)                3,665        3,945
-------------------------------------------------------------------------------
Worcester County Sanitary Dist.
        6.50%, 8/15/12 (Prerefunded 8/15/02+)               1,265        1,340
-------------------------------------------------------------------------------
Total Maryland (Cost  $959,047)                                        987,551
-------------------------------------------------------------------------------

PUERTO RICO  4.2%
Puerto Rico Commonwealth, GO, 6.25%,7/1/12(MBIA Insured     1,750        1,985
-------------------------------------------------------------------------------
Puerto Rico Commonwealth
    Highway and Transportation Auth.
        4.75%, 7/1/38                                      10,000        8,641
-------------------------------------------------------------------------------
        5.00%, 7/1/38                                       1,620        1,477
-------------------------------------------------------------------------------
        5.50%, 7/1/15 (FSA Insured)                         5,000        5,265
-------------------------------------------------------------------------------
        5.875%, 7/1/21 (MBIA Insured)                       3,020        3,182
-------------------------------------------------------------------------------
Puerto Rico Electric Power Auth.
        5.375%, 7/1/27 (MBIA Insured)                       1,475        1,467
-------------------------------------------------------------------------------
        7.00%, 7/1/11 (Prerefunded 7/1/01+)                 1,200        1,252
-------------------------------------------------------------------------------
Puerto Rico Ind. Tourist, Ed.,
        Medical & Environmental Fac.
        Cogen Fac., 6.625%, 6/1/26 *                        2,000        2,085
-------------------------------------------------------------------------------
Puerto Rico Infrastructure Fin. Auth.
        5.00%, 7/1/28 (AMBAC Insured)                      10,200        9,580
-------------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency, GO
        6.00%, 7/1/12 (FSA Insured)                         5,000        5,560
-------------------------------------------------------------------------------
        6.00%, 7/1/14 (FSA Insured)
        (Prerefunded 7/1/04+)                               3,060        3,306
-------------------------------------------------------------------------------
Total Puerto Rico (Cost  $41,153)                                       43,800

Total Investments in Securities
99.8% of Net Assets (Cost  $1,000,200)                              $1,031,351

Other Assets Less Liabilities                                            2,487

NET ASSETS                                                          $1,033,838

Net Assets Consist of:
Accumulated net investment income -
net of distributions                                                $       18
Accumulated net realized gain/loss -
net of distributions                                                    (8,491)
Net unrealized gain (loss)                                              31,151
Paid-in-capital applicable to 101,188,491
no par value shares of beneficial interest
outstanding; unlimited number of shares authorized                   1,011,160

NET ASSETS                                                          $1,033,838

NET ASSET VALUE PER SHARE                                           $    10.22

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
 GNMA  Government National Mortgage Association
   GO  General Obligation
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 TECP  Tax-Exempt Commercial Paper
 VRDN  Variable Rate Demand Note

  The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------                                 Unaudited
STATEMENT OF OPERATIONS
-----------------------                                            In thousands
                                                        Short-Term
                                                        Bond Fund     Bond Fund
                                                        ---------     ---------
                                                        6 Months       6 Months
                                                           Ended          Ended
                                                         8/31/00        8/31/00
Investment Income (Loss)
Interest income                                       $    2,613     $   29,317
--------------------------------------------------------------------------------
Expenses
  Investment management                                      245          2,095
  Custody and accounting                                      48             85
  Shareholder servicing                                       45            280
  Legal and audit                                              7              7
  Prospectus and shareholder reports                           4             27
  Trustees                                                     3              4
  Registration                                                 2              4
  Miscellaneous                                                2              3
--------------------------------------------------------------------------------
  Total expenses                                             356          2,505
--------------------------------------------------------------------------------
Net investment income (loss)                               2,257         26,812
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                 (72)          (697)
  Futures                                                      -            (54)
--------------------------------------------------------------------------------
  Net realized gain (loss)                                   (72)          (751)
Change in net unrealized gain or loss on securities        1,266         35,298
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                    1,194         34,547
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                $    3,451     $   61,359

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------                                Unaudited
STATEMENT OF CHANGES IN NET ASSETS                                In thousands
----------------------------------         Short-Term
                                            Bond Fund                Bond Fund
                                  6 Months       Year     6 Months        Year
                                     Ended      Ended        Ended       Ended
                                   8/31/00    2/29/00      8/31/00     2/29/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)   $   2,257  $   4,692   $   26,812  $   54,225
  Net realized gain (loss)             (72)       (37)        (751)     (7,183)
  Change in net unrealized
  gain or loss                       1,266     (3,124)      35,298     (79,301)
-------------------------------------------------------------------------------
  Increase (decrease) in
  net assets from operations         3,451      1,531       61,359     (32,259)
-------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income             (2,257)    (4,692)     (26,812)    (54,225)
  Net realized gain                      -          -            -      (1,002)
-------------------------------------------------------------------------------
  Decrease in net assets
  from distributions                (2,257)    (4,692)     (26,812)    (55,227)
-------------------------------------------------------------------------------
Capital share transactions *
  Shares sold                       18,061     60,256       80,197     204,647
  Distributions reinvested           1,894      3,989       18,994      40,122
  Shares redeemed                  (29,789)   (59,501)     (79,271)   (241,073)
-------------------------------------------------------------------------------
  Increase (decrease) in
  net assets from capital
  share transactions                (9,834)     4,744       19,920       3,696
-------------------------------------------------------------------------------
Net Assets
Increase (decrease)
during period                       (8,640)     1,583       54,467     (83,790)
Beginning of period                124,135    122,552      979,371   1,063,161
-------------------------------------------------------------------------------
End of period                    $ 115,495  $ 124,135   $1,033,838  $  979,371

*Share information
  Shares sold                        3,574     11,825        8,016      19,871
  Distributions reinvested             375        784        1,894       3,939
  Shares redeemed                   (5,901)   (11,694)      (7,930)    (23,722)
-------------------------------------------------------------------------------
  Increase (decrease)
  in shares outstanding             (1,952)       915        1,980          88

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
Unaudited                                                       August 31, 2000

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund) and the Maryland Tax-Free Bond Fund (the Bond Fund), nondiversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on January 29, 1993, and March 31, 1987, respectively. The Short-Term Bond Fund seeks the highest level of income exempt from federal, Maryland state and local income taxes consistent with modest fluctuation in principal value by investing primarily in investment-grade Maryland municipal bonds. The Bond Fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce each fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Purchases  and  sales  of  portfolio  securities,   other  than  short-term
securities, for the six months ended August 31, 2000, were as follows:


                                Short-Term
                                 Bond Fund       Bond Fund
                                 ---------       ---------
Purchases                    $  13,514,000    $ 157,993,000
Sales                           18,646,000      146,913,000



NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 29, 2000, the Short-Term Bond Fund had capital loss carryforwards for federal income tax purposes of $130,000, of which $121,000 expires in 2004 and $9,000 expires in 2008, and the Bond Fund had capital loss carryforwards for federal income tax purposes of $5,728,000 all of which expires in 2008. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At August 31, 2000, the costs of investments for the Short-Term Bond and Bond Funds were substantially the same for federal income tax purposes as for financial reporting and totaled $114,531,000 and $1,000,200,000, respectively. Net unrealized gain (loss) on investments was as follows:

                                Short-Term
                                 Bond Fund       Bond Fund

Appreciated investments      $     382,000    $  39,709,000
Depreciated investments           (421,000)      (8,558,000)
Net unrealized gain (loss)   $     (39,000)   $  31,151,000



NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $40,000 and $363,000 were payable at August 31, 2000 by the Short-Term Bond and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certa in mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 2001 which would cause the Short-Term Bond Fund's ratio of total expenses to average net assets to exceed 0.60%. Thereafter, through February 28, 2003, the Short-Term Bond Fund is then required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Short-Term Bond Fund's fund's ratio of total expenses to average net assets to exceed 0.60%. Pursuant to this agreement, $2,000 of management fees were not accrued by the Short-Term Bond Fund for the six months ended August 31, 2000. Pursuant to this and a previous agreement, $2,000 of unaccrued fees were repaid during the six months ended August 31, 2000, and $2,000 remains subject to reimbursement through February 28, 2003. Additionally, $5,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement though February 28, 2001.

     In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc. is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Short-Term Bond and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $69,000 and $271,000, respectively, for six months ended August 31, 2000, of which $14,000 and $55,000, respectively, were payable at period-end.

================================================================================
T. Rowe Price Shareholder Services
----------------------------------

INVESTMENT SERVICES AND INFORMATION
-----------------------------------
KNOWLEDGEABLE SERVICE REPRESENTATIVES
-------------------------------------
BY PHONE 1-800-225-5132 Available Monday through Friday from
8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.
IN PERSON Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES
----------------

CHECKING Available on most fixed-income funds ($500 minimum).
AUTOMATIC INVESTING From your bank account or paycheck.
AUTOMATIC WITHDRAWAL Scheduled, automatic redemptions.
DISTRIBUTION OPTIONS Reinvest all, some, or none of your distributions. AUTOMATED 24-HOUR SERVICES Including Tele*AccessRegistration Mark and the
T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*
-------------------
Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

INVESTMENT INFORMATION
----------------------

COMBINED STATEMENT Overview of all your accounts with T. Rowe Price. SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.
T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.
PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results. INSIGHTS Educational reports on investment strategies and financial markets. INVESTMENT GUIDES Asset Mix Worksheet, College Planning Kit,
Diversifying Overseas: A Guide to International Investing, Personal
Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
     ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.T. Rowe Price Shareholder Services

================================================================================
T. Rowe Price Mutual Funds
--------------------------
STOCK FUNDS
-----------
DOMESTIC
--------
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500

Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total
Equity Market Index
Value

INTERNATIONAL/GLOBAL
--------------------
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
----------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government *
Spectrum Income
Summit GNMA
Summit Limited-Term Bond *
U.S. Treasury Intermediate
U.S. Treasury Long-Term


DOMESTIC TAX-FREE
-----------------
California Tax-Free Bond
Florida Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free  Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate  Bond
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond *
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL
--------------------
Emerging Markets Bond
Global Bond *
International Bond

MONEY MARKET FUNDS
------------------
TAXABLE
-------
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
--------
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

BLENDED  ASSET  FUNDS
---------------------
Balanced
Personal Strategy  Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio

     *    Closed to new investors.
     + Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including fees and expenses. Read it carefully before investing.

     Please call for a prospectus, which contains complete information, including fees and expenses. Read it carefully before investing. The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors,
T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

================================================================================

T. Rowe Price Advisory Services and Retirement Resources
--------------------------------------------------------
ADVISORY SERVICES, RETIREMENT RESOURCES
---------------------------------------
               T. Rowe Price is your full-service retirement specialist. We have developed unique advisory services that can help you meet the most difficult retirement challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials, self-help planning guides, and software tools are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

ADVISORY SERVICES
-----------------
               T. Rowe Price Retirement Income Manager [SM] helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

               T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT RESOURCES AT T. ROWE PRICE
-------------------------------------
  Traditional, Roth, and Rollover IRAs
  SEP-IRA and SIMPLE IRA
  Profit Sharing
  Money Purchase Pension
  "Paired" Plans (Money Purchase
  Pension and Profit Sharing Plans)
  401(k) and 403(b)
  457 Deferred Compensation

Planning and Informational Guides
---------------------------------
  Minimum Required Distributions Guide
  Retirement Planning Kit
  Retirees Financial Guide
  Tax Considerations for Investors

Insights Reports
----------------
  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  The Roth IRA: A Review

Software Packages
-----------------
  T. Rowe Price Retirement Planning
    Analyzer [TM] CD-ROM or diskette $19.95.
    To order, please call 1-800-541-5760.
    Also available on the Internet for $9.95.

  T. Rowe Price Variable Annuity Analyzer [TM]
    CD-ROM or diskette, free. To order,
    please call 1-800-469-5304.

  T. ROWE PRICE IMMEDIATE VARIABLE ANNUITY (INCOME ACCOUNT)

Investment Kits
---------------
               We will be happy to send you one of our easy-to-follow investment kits when you are ready to invest in any T. Rowe Price retirement vehicle, including IRAs, qualified plans, small-business plans, or our no-load variable annuities.

================================================================================

T. Rowe Price Insights Reports
------------------------------
THE FUNDAMENTALS OF INVESTING
-----------------------------

               Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

INSIGHTS REPORTS
----------------
General Information
-------------------
  The ABCs of Giving
  Back to Basics: The ABCs of Investing
  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  Getting Started: Investing With Mutual Funds
  The Roth IRA: A Review
  Tax Information for Mutual Fund Investors

Investment Strategies
---------------------
  Conservative Stock Investing
  Dollar Cost Averaging
  Equity Index Investing
  Growth Stock Investing
  Investing for Higher Yield
  Managing Risk Through Diversification
  The Power of Compounding
  Value Investing

Types of Securities
-------------------
  The Basics of International Stock Investing
  The Basics of Tax-Free Investing
  The Fundamentals of Fixed-Income Investing
  Global Bond Investing
  Investing in Common Stocks
  Investing in Emerging Growth Stocks
  Investing in Financial Services Stocks
  Investing in Health Care Stocks
  Investing in High-Yield Municipal Bonds
  Investing in Money Market Securities
  Investing in Mortgage-Backed Securities
  Investing in Natural Resource Stocks
  Investing in Science and Technology Stocks
  Investing in Small-Company Stocks Understanding
  Derivatives Understanding High-Yield "Junk" Bonds

Brokerage Insights
------------------
  Combining Individual Securities With Mutual Funds
  Getting Started: An Introduction to Individual Securities
  What You Should Know About Bonds
  What You Should Know About Margin and Short-Selling
  What You Should Know About Options
  What You Should Know About Stocks

               T. Rowe  Price  Insights  are also  available  for
          reading   or    downloading    on   the   Internet   at
          www.troweprice.com.
================================================================================
T. Rowe Price Brokerage
-----------------------
BROKERAGE SERVICES
------------------
               T. Rowe Price  Brokerage  is a division of T. Rowe
          Price Investment Services, Inc., Member NASD/SIPC.

               T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.*

               Internet and Automated Services You can enter trades, access quotes, and review account information 24 hours a day, seven days a week, by telephone or computer. We offer a flat-rate commission of $24.95 on stock trades placed through our Internet-Trader service.**

               Research Services To help you make informed investment decisions, we offer access to several sources of data. You can research your investments using our Online Research & News Service, provided by Thomson Investors Network, which includes company profiles, intraday and 12-month interactive charting, and analysts' ratings and earnings estimates. Using our Research On Call service, you can request reports from Standard & Poor's, Vicker's, Lipper, and other well-known research providers to be delivered by fax or by mail.

               Dividend Reinvestment Service This service helps keep more of your money working for you. Cash dividends (of $10 or greater) from your eligible securities will be invested automatically in additional shares of the same company, free of charge. Most stocks listed on national securities exchanges or Nasdaq are eligible for this service.

          *         Based   on   a   July   2000    survey    for
                    representative-assisted     stock     trades.
                    Services vary by firm, and commissions may vary depending on size of order. ** $24.95 per trade for up to 1,000 shares plus an additional $.02 for each share over 1,000 shares. Visit our Web site for a complete commission schedule or call for rates on
                    representative-assisted       and       other
                    non-Internet trades.

================================================================================

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

WALK-IN INVESTOR CENTERS:
For directions,  call 1-800-225-5132
or visit our Web site

BALTIMORE  AREA
DOWNTOWN
101 East  Lombard  Street
OWINGS  MILLS
Three Financial  Center
4515  Painters  Mill Road

BOSTON  AREA
386  Washington  Street
Wellesley

COLORADO SPRINGS
4410 ArrowsWest Drive

LOS ANGELES AREA
Warner Center
21800 Oxnard  Street,  Suite 270
Woodland  Hills

TAMPA
4200 West Cypress  Street
10th Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.          C12-051  8/31/00